Finance and investment income, finance costs and revaluation and retranslation of financial instruments - Summary of Finance Income, Finance Costs and Revaluation and Retranslation of Financial Instruments (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Income from equity investments	£ 12.9	£ 24.5	£ 17.9
Interest income	114.4	120.9	51.5
Finance and investment income	127.3	145.4	69.4
Net interest expense on pension plans	4.3	2.2	1.8
Interest on other long-term employee benefits	6.0	3.7	2.4
Interest expense and similar charges	272.4	257.8	188.5
Interest expense related to lease liabilities	106.3	95.7	90.9
Finance costs	389.0	359.4	283.6
Movements in fair value of treasury instruments	(3.1)	0.5	9.1
Premium on the early repayment of bonds	0.0	0.0	(13.0)
Revaluation of investments and other assets held at fair value through profit or loss	(20.9)	23.1	(7.5)
Remeasurement of put options over non-controlling interests	(1.5)	27.9	(40.6)
Revaluation of payments due to vendors (earnout agreements)	50.8	26.2	(58.7)
Retranslation of financial instruments	(18.5)	(1.7)	22.9
Revaluation and retranslation of financial instruments	£ 6.8	£ 76.0	£ (87.8)